REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenues (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregated Revenues
Total revenues	¥ 13,862	¥ 12,785	¥ 10,196
Leased and owned hotels
Disaggregated Revenues
Total revenues	9,148	8,118	6,908
Room Revenues
Disaggregated Revenues
Total revenues	7,571	7,024	5,735
Food and Beverage Revenues
Disaggregated Revenues
Total revenues	1,049	694	608
Others
Disaggregated Revenues
Total revenues	528	400	565
Manachised and franchised hotels
Disaggregated Revenues
Total revenues	4,405	4,404	3,136
Initial one-time license/franchise fee
Disaggregated Revenues
Total revenues	106	109	110
On-going management and service/royalty fees
Disaggregated Revenues
Total revenues	1,375	1,479	1,057
Central reservation system usage fees, other system maintenance and support fees
Disaggregated Revenues
Total revenues	1,262	1,399	908
Reimbursements for hotel manager fees
Disaggregated Revenues
Total revenues	1,103	897	657
Other fees
Disaggregated Revenues
Total revenues	559	520	404
Others
Disaggregated Revenues
Total revenues	¥ 309	¥ 263	¥ 152